Benefit Plans - Changes not yet recognized (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Pension benefits
Change in items not yet recognized as a component of defined benefit plans, net periodic cost
Prior service credit amortized to net cost	$ 56
Items not yet recognized as a component of net cost – December 31, 2018	(198)
Postretirement benefits
Change in items not yet recognized as a component of defined benefit plans, net periodic cost
Prior service credit amortized to net cost	21
Items not yet recognized as a component of net cost – December 31, 2018	$ (16)